UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor® Growth Equity Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.40%
Accommodation - 1.12%
Civeo Corp.	460	$1,812
Marriott International, Inc. (b)	28,634	2,379,485
Pinnacle Entertainment, Inc. (a)	1,620	41,699
Wyndham Worldwide Corp.	2,287	209,215
		2,632,211
Administrative and Support Services - 2.20%
AECOM (a)(b)	5,387	161,933
Alliance Data Systems Corp. (a)	6,939	1,932,581
Baker Hughes, Inc.	16,187	1,011,849
Dun & Bradstreet Corp.	5,492	727,580
Enova International, Inc. (a)	1,461	33,735
Liquidity Services, Inc. (a)	1,089	10,759
Priceline Group, Inc. (a)	1,030	1,274,605
TripAdvisor, Inc. (a)	204	18,207
		5,171,249
Air Transportation - 4.59%
Alaska Air Group, Inc.	14,908	948,894
American Airlines Group, Inc.	72,514	3,473,421
Delta Air Lines, Inc.	2,223	98,968
Hawaiian Holdings, Inc. (a)	13,000	240,630
PHI, Inc. (a)	1,687	54,355
SkyWest, Inc.	6,352	92,866
Southwest Airlines Co. (b)	134,123	5,799,479
Spirit Airlines, Inc. (a)	363	28,234
United Continental Holdings, Inc. (a)	791	51,557
		10,788,404
Ambulatory Health Care Services - 0.41%
Air Methods Corp. (a)	1,410	74,716
Chemed Corp. (b)	7,375	859,040
RadNet, Inc. (a)	2,630	23,039
		956,795
Amusement, Gambling, and Recreation Industries - 0.01%
Las Vegas Sands Corp. (b)	467	26,572

Animal Production and Aquaculture - 0.28%
Cal-Maine Foods, Inc.	17,758	668,234

Apparel Manufacturing - 0.58%
VF Corp.	17,664	1,354,122

Beverage and Tobacco Product Manufacturing - 3.53%
Altria Group, Inc.	7,548	424,877
Coca-Cola Co.	30,562	1,323,335
Coca-Cola Enterprises, Inc. (b)	34,332	1,586,138
Constellation Brands, Inc. (a)	25,068	2,875,801
Lorillard, Inc.	915	62,604
PepsiCo, Inc.	12,730	1,260,015
Reynolds American, Inc. (b)	10,241	774,425
		8,307,195
Broadcasting (except Internet) - 2.97%
Comcast Corp. (b)	37,367	2,218,852
DIRECTV (a)	6,876	609,214
Liberty Ventures (a)	2,160	86,789
Nexstar Broadcasting Group, Inc.	12,080	658,722
Sinclair Broadcast Group, Inc. (b)	1,075	29,519
Starz (a)	17,794	591,473
Time Warner Cable, Inc.	3,164	487,414

Townsquare Media, Inc. (a)	3,000	39,690
Viacom, Inc.	12,856	899,149
Walt Disney Co. (b)	13,007	1,353,769
		6,974,591
Building Material and Garden Equipment and Supplies Dealers - 1.50%
Home Depot, Inc.	30,679	3,520,415

Chemical Manufacturing - 11.35%
Abbott Laboratories	548	25,959
AbbVie, Inc. (b)	25,569	1,546,925
Actavis PLC (a)(b)(c)	15,042	4,382,637
Akorn, Inc. (a)(b)	35,783	1,925,483
Allergan, Inc.	806	187,588
Alnylam Pharmaceuticals, Inc. (a)	804	81,630
Celgene Corp. (a)	27,194	3,304,887
E.I. du Pont de Nemours & Co. (b)	579	45,075
Eastman Chemical Co.	4,158	309,605
Gilead Sciences, Inc. (a)	46,684	4,833,195
Green Plains, Inc. (b)	15,986	371,675
Innophos Holdings, Inc.	493	27,672
Jazz Pharmaceuticals PLC (a)(b)(c)	5,852	995,367
Johnson & Johnson	13,375	1,371,071
Lannett Co., Inc. (a)(b)	11,146	695,510
LyondellBasell Industries NV (c)	28,583	2,455,566
Mallinckrodt PLC (a)(b)(c)	10,877	1,269,563
Medifast, Inc. (a)(b)	3,021	95,584
Monsanto Co.	587	70,692
The Mosaic Co.	1,242	66,149
Olin Corp.	9,574	268,455
Pacific Ethanol, Inc. (a)	3,941	36,178
PDL BioPharma, Inc. (b)	29,730	207,515
PPG Industries, Inc.	2,312	544,199
Salix Pharmaceuticals Ltd. (a)	4,462	701,426
USANA Health Sciences, Inc. (a)	2,972	297,230
Westlake Chemical Corp.	8,596	573,869
		26,690,705
Clothing and Clothing Accessories Stores - 1.44%
Buckle, Inc. (b)	1,340	67,402
Cato Corp.	604	26,781
Dillard's, Inc.	3,032	394,645
DSW, Inc.	1,010	38,067
Hanesbrands, Inc.	12,300	1,568,742
Ross Stores, Inc.	3,971	420,172
TJX Companies, Inc.	12,578	863,354
		3,379,163
Computer and Electronic Product Manufacturing - 12.58%
Alliance Fiber Optic Products, Inc.	9,358	153,471
Ambarella, Inc. (a)(b)(c)	1,144	65,654
Apple, Inc.	105,794	13,590,297
Applied Materials, Inc.	21,678	543,034
ARRIS Group, Inc. (a)(b)	33,325	979,089
Atmel Corp. (b)	7,982	66,570
Avago Technologies Ltd (c)	11,473	1,464,184
EMC Corp.	3,722	107,715
Freescale Semiconductor Ltd. (a)(b)(c)	1,264	45,643
Halyard Health, Inc. (a)	26	1,197
Harman International Industries, Inc.	764	105,424
Harris Corp. (b)	14,076	1,093,424
Illumina, Inc. (a)	5,522	1,079,330
Intel Corp.	24,881	827,293
Loral Space & Communications, Inc. (a)	2,615	186,005
Micron Technology, Inc. (a)(b)	60,900	1,867,803
Motorola Solutions, Inc.	562	38,182
OSI Systems, Inc. (a)	3,467	251,254
Qorvo, Inc. (a)	2,035	141,229

QUALCOMM, Inc.	22,074	1,600,586
Roper Industries, Inc.	213	35,692
SanDisk Corp. (b)	15,665	1,252,103
Skyworks Solutions, Inc.	1,446	126,887
St. Jude Medical, Inc. (b)	20,072	1,338,401
SunEdison, Inc. (a)(b)	2,720	60,221
SunPower Corp. (a)(b)	1,686	55,065
TTM Technologies, Inc. (a)	3,040	26,782
Western Digital Corp.	23,192	2,481,080
		29,583,615
Construction of Buildings - 0.06%
Beazer Homes USA, Inc. (a)	3,065	52,228
NVR, Inc. (a)	58	77,256
		129,484
Couriers and Messengers - 0.03%
United Parcel Service, Inc.	652	66,328

Credit Intermediation and Related Activities - 5.16%
American Express Co.	5,699	464,982
Ameriprise Financial, Inc.	41,322	5,521,859
Bank of the Ozarks, Inc.	744	27,230
Discover Financial Services	11,203	683,159
Encore Capital Group, Inc. (a)	10,153	405,815
FleetCor Technologies, Inc. (a)	5,434	833,739
Heartland Payment Systems, Inc.	854	41,872
Nationstar Mortgage Holdings, Inc. (a)(b)	3,260	86,879
Ocwen Financial Corp. (a)(b)	6,522	53,089
Regional Management Corp. (a)	1,037	16,177
Springleaf Holdings, Inc. (a)	1,114	42,833
Visa, Inc. (b)	10,413	2,825,151
Wells Fargo & Co.	14,808	811,330
World Acceptance Corp. (a)(b)	3,951	324,417
		12,138,532
Data Processing, Hosting and Related Services - 0.55%
DST Systems, Inc.	11,521	1,224,567
Liberty TripAdvisor Holdings, Inc. (a)	2,410	79,602
		1,304,169
Electrical Equipment, Appliance, and Component Manufacturing - 0.53%
AO Smith Corp.	457	28,805
EnerSys	730	47,669
Spectrum Brands Holdings, Inc.	297	27,823
Whirlpool Corp. (b)	5,440	1,153,008
		1,257,305
Electronics and Appliance Stores - 0.24%
Conn's, Inc. (a)(b)	5,211	134,704
REX American Resources Corp. (a)	8,069	438,631
		573,335
Fabricated Metal Product Manufacturing - 0.42%
Park-Ohio Holdings Corp.	17,278	997,805

Food and Beverage Stores - 0.27%
Core-Mark Holding Co., Inc.	9,140	642,725

Food Manufacturing - 1.72%
Bunge Ltd. (c)	6,298	515,050
Darling Ingredients, Inc. (a)	8,629	150,317
Diamond Foods, Inc. (a)	333	8,974
Farmer Brothers Co. (a)(b)	744	18,027
Ingredion, Inc. (b)	323	26,554
Keurig Green Mountain, Inc.	1,398	178,357
Kraft Foods Group, Inc. (b)	1,138	72,900
Mondelez International, Inc.	1,050	38,782
Omega Protein Corp. (a)	12,223	130,542
Pilgrim's Pride Corp. (a)(b)	94,751	2,599,020
Sanderson Farms, Inc. (b)	3,526	300,451
		4,038,974

Food Services and Drinking Places - 1.34%
Buffalo Wild Wings, Inc. (a)(b)	499	95,369
Cracker Barrel Old Country Store, Inc.	14,788	2,233,431
Jack in the Box, Inc.	7,429	718,310
McDonald's Corp.	801	79,219
Papa John's International, Inc. (b)	546	33,765
		3,160,094
Furniture and Related Product Manufacturing - 0.16%
Fortune Brands Home & Security, Inc.	1,759	81,477
Patrick Industries, Inc. (a)	4,331	239,288
Select Comfort Corp. (a)	1,476	47,379
		368,144
General Merchandise Stores - 1.94%
Dollar General Corp. (a)	16,044	1,165,115
Macy's, Inc. (b)	6,271	399,588
Wal-Mart Stores, Inc.	35,793	3,004,107
		4,568,810
Health and Personal Care Stores - 2.79%
CVS Health Corp.	10,581	1,099,049
Express Scripts Holding Co. (a)	10,163	861,721
McKesson Corp.	15,629	3,574,352
Walgreens Boots Alliance, Inc.	12,437	1,033,266
		6,568,388
Heavy and Civil Engineering Construction - 0.11%
MasTec, Inc. (a)	6,928	152,901
Primoris Services Corp.	5,399	111,489
		264,390
Hospitals - 0.19%
HCA Holdings, Inc. (a)	5,118	366,142
Tenet Healthcare Corp. (a)	1,710	79,173
		445,315
Insurance Carriers and Related Activities - 9.53%
Allied World Assurance Co. Holdings AG (c)	85,038	3,439,787
AmTrust Financial Services, Inc. (b)	41,692	2,247,199
Anthem, Inc.	5,259	770,180
Argo Group International Holdings Ltd. (c)	11,061	529,908
Cigna Corp.	13,167	1,601,502
Endurance Specialty Holdings Ltd. (b)(c)	928	58,993
Federated National Holding Co.	29,376	849,848
Greenlight Capital Re. Ltd. (a)(b)(c)	98,075	3,209,995
Hanover Insurance Group, Inc.	1,761	123,693
HCI Group, Inc. (b)	8,392	397,109
Prudential Financial, Inc.	42,150	3,407,827
Reinsurance Group of America, Inc.	8,347	745,471
Travelers Companies, Inc.	10,237	1,099,863
United Insurance Holdings Corp. (b)	19,431	474,311
Universal Insurance Holdings, Inc.	45,433	1,131,282
Validus Holdings Ltd. (c)	55,614	2,315,767
		22,402,735
Leather and Allied Product Manufacturing - 0.17%
Iconix Brand Group, Inc. (a)(b)	9,401	317,472
NIKE, Inc.	967	93,915
		411,387
Machinery Manufacturing - 1.30%
Cummins, Inc.	3,251	462,390
Deere & Co. (b)	4,745	429,897
KLA-Tencor Corp. (b)	9,973	647,796
Lam Research Corp. (b)	10,778	888,754
Manitowoc Co., Inc.	2,594	57,405
National Oilwell Varco, Inc. (b)	3,253	176,801
Oil States International, Inc. (a)	1,161	50,480
Scientific Games Corp. (a)(b)	2,101	28,384
United Technologies Corp.	1,634	199,201
Zebra Technologies Corp. (a)	1,277	116,271
		3,057,379

Management of Companies and Enterprises - 0.47%
American Equity Investment Life Holding Co.	37,949	1,081,167
EchoStar Corp. (a)	470	25,545
		1,106,712
Merchant Wholesalers, Durable Goods - 1.23%
American Axle & Manufacturing Holdings, Inc. (a)(b)	1,942	48,395
Anixter International, Inc. (a)	4,305	339,621
Arrow Electronics, Inc. (a)	17,635	1,092,664
Delphi Automotive PLC (b)(c)	6,937	546,913
HD Supply Holdings, Inc. (a)	1,255	37,029
Henry Schein, Inc. (a)(b)	361	50,558
LKQ Corp. (a)(b)	17,220	423,181
O'Reilly Automotive, Inc. (a)(b)	1,636	340,501
Tessco Technologies, Inc.	759	16,964
		2,895,826
Mining (except Oil and Gas) - 0.01%
US Silica Holdings, Inc. (b)	837	27,127

Miscellaneous Manufacturing - 1.17%
3M Co.	4,752	801,425
Becton Dickinson & Co.	375	55,020
CR Bard, Inc.	202	34,166
Vascular Solutions, Inc. (a)	869	25,357
Zimmer Holdings, Inc.	15,294	1,841,245
		2,757,213
Miscellaneous Store Retailers - 0.26%
1-800-Flowers.com, Inc. (a)(b)	38,757	483,687
Cash America International, Inc. (b)	1,597	34,463
PetSmart, Inc.	1,026	85,066
		603,216
Motion Picture and Sound Recording Industries - 0.52%
Carmike Cinemas, Inc. (a)	9,321	291,281
Cinemark Holdings, Inc. (b)	8,730	355,486
Lions Gate Entertainment Corp. (c)	17,844	581,536
		1,228,303
Motor Vehicle and Parts Dealers - 1.29%
Asbury Automotive Group, Inc. (a)	14,924	1,174,071
AutoZone, Inc. (a)(b)	197	126,608
Group 1 Automotive, Inc.	5,740	466,892
Lithia Motors, Inc.	13,459	1,271,337
		3,038,908
Nonmetallic Mineral Product Manufacturing - 0.01%
USG Corp. (a)(b)	860	24,243

Nonstore Retailers - 0.10%
eBay, Inc. (a)	2,537	146,918
GNC Holdings, Inc.	1,769	85,071
		231,989
Nursing and Residential Care Facilities - 0.01%
Ensign Group, Inc. (b)	563	24,811

Oil and Gas Extraction - 1.24%
Bill Barrett Corp. (a)(b)	2,784	27,951
Bonanza Creek Energy, Inc. (a)	1,247	33,607
Cabot Oil & Gas Corp.	3,912	113,448
California Resources Corp.	334	2,391
Carrizo Oil & Gas, Inc. (a)	4,344	206,731
Concho Resources, Inc. (a)(b)	591	64,372
Continental Resources, Inc. (a)	650	28,918
Diamondback Energy, Inc. (a)(b)	17,136	1,220,255
EOG Resources, Inc.	11,898	1,067,489
Jones Energy, Inc. (a)	1,902	16,243
Occidental Petroleum Corp.	835	65,030
Sanchez Energy Corp. (a)(b)	3,393	45,466

SM Energy Co. (b)	407	19,748
		2,911,649
Other Information Services - 1.72%
Facebook, Inc. - Class A (a)	21,686	1,712,543
Google, Inc. - Class C (a)(b)	3,987	2,226,341
Liberty Global PLC - Class A (a)(c)	581	31,409
Liberty Global PLC - Class C (a)(c)	1,449	75,594
		4,045,887
Paper Manufacturing - 0.63%
Clearwater Paper Corp. (a)	355	21,676
International Paper Co.	5,915	333,665
Kimberly-Clark Corp.	209	22,919
PH Glatfelter Co.	850	20,825
Rock-Tenn Co.	3,970	272,501
Schweitzer-Mauduit International, Inc.	17,148	802,869
Veritiv Corp. (a)	113	5,724
		1,480,179
Performing Arts, Spectator Sports, and Related Industries - 0.01%
Boyd Gaming Corp. (a)	2,079	28,711

Petroleum and Coal Products Manufacturing - 0.33%
CVR Energy, Inc.	541	22,716
Western Refining, Inc.	15,926	750,115
		772,831
Pipeline Transportation - 0.01%
Targa Resources Corp. (b)	299	29,774

Plastics and Rubber Products Manufacturing - 0.63%
Goodyear Tire & Rubber Co.	50,929	1,361,332
Jarden Corp. (a)(b)	2,161	114,684
		1,476,016
Primary Metal Manufacturing - 0.14%
Belden, Inc.	543	48,208
Global Brass & Copper Holdings, Inc.	1,779	24,977
Handy & Harman Ltd. (a)	5,222	218,958
Olympic Steel, Inc.	2,375	35,839
		327,982
Printing and Related Support Activities - 0.03%
Deluxe Corp.	768	51,110
Multi-Color Corp. (b)	392	26,766
		77,876
Professional, Scientific, and Technical Services - 3.60%
Accenture PLC (c)	2,481	223,364
Amgen, Inc.	3,682	580,725
Biogen Idec, Inc. (a)	2,110	864,235
Booz Allen Hamilton Holding Corp.	12,866	382,892
Broadridge Financial Solutions, Inc.	987	52,538
CACI International, Inc. (a)	4,293	374,736
IGATE Corp. (a)	1,126	48,193
International Business Machines Corp. (b)	13,487	2,184,085
Liberty Tax, Inc. (a)	3,505	99,612
MasterCard, Inc.	33,957	3,060,544
Mistras Group, Inc. (a)	5,028	94,778
Syntel, Inc. (a)	1,940	95,836
Towers Watson & Co.	2,860	376,090
WEX, Inc. (a)	255	27,283
		8,464,911
Publishing Industries (except Internet) - 3.76%
EPAM Systems, Inc. (a)	449	27,694
ePlus, Inc. (a)	3,643	302,988
Mcgraw Hill Financial, Inc. (b)	356	36,704
Microsoft Corp.	100,688	4,415,169
News Corp. (a)	10,508	181,526
Oracle Corp.	42,407	1,858,275
Splunk, Inc. (a)	846	56,893

SS&C Technologies Holdings, Inc. (b)	4,216	255,827
Twenty-First Century Fox, Inc. (b)	48,564	1,699,740
		8,834,816
Rail Transportation - 0.65%
CSX Corp.	10,694	366,911
Union Pacific Corp.	9,582	1,152,332
		1,519,243
Real Estate - 0.11%
Zillow Group, Inc. (a)(b)	2,269	260,368

Rental and Leasing Services - 2.22%
Aircastle Ltd. (c)	22,939	529,203
AMERCO (a)	3,045	995,167
Avis Budget Group, Inc. (a)	17,930	1,086,916
CAI International, Inc. (a)	1,210	29,379
Hertz Global Holdings, Inc. (a)	1,117	25,769
Textainer Group Holdings Ltd. (b)(c)	630	20,324
United Rentals, Inc. (a)	27,245	2,535,419
		5,222,177
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.57%
BlackRock, Inc.	76	28,228
Medtronic PLC (c)	10,612	823,385
NASDAQ OMX Group, Inc.	9,402	471,604
Waddell & Reed Financial, Inc.	550	27,203
		1,350,420
Specialty Trade Contractors - 0.06%
Erickson, Inc. (a)(b)	13,741	84,507
SolarCity Corp. (a)(b)	926	47,560
		132,067
Support Activities for Mining - 0.08%
Atwood Oceanics, Inc.	559	17,334
NOW, Inc. (a)(b)	813	17,276
Rowan Companies PLC (b)(c)	3,601	77,818
Schlumberger Ltd. (c)	222	18,683
Synergy Resources Corp. (a)	4,628	55,305
		186,416
Support Activities for Transportation - 0.28%
Expedia, Inc.	6,673	612,248
Tidewater, Inc. (b)	1,495	42,159
		654,407
Telecommunications - 0.78%
j2 Global, Inc. (b)	8,975	603,569
Level 3 Communications, Inc. (a)	975	52,513
Shenandoah Telecommunications Co.	1,010	29,381
Ubiquiti Networks, Inc.	871	27,558
Verizon Communications, Inc.	22,628	1,118,955
		1,831,976
Transportation Equipment Manufacturing - 8.11%
American Railcar Industries, Inc.	2,673	150,116
Arctic Cat, Inc. (b)	637	23,225
Boeing Co.	10,953	1,652,260
BorgWarner, Inc.	1,308	80,390
Dana Holding Corp. (b)	3,687	80,561
Eaton Corp. PLC (c)	1,090	77,401
Greenbrier Companies, Inc. (b)	4,311	253,358
Honeywell International, Inc.	491	50,465
Huntington Ingalls Industries, Inc.	35,084	4,958,422
Lear Corp. (b)	52,249	5,690,961
Lockheed Martin Corp.	27,853	5,571,993
Polaris Industries, Inc. (b)	1,071	164,216
TAL International Group, Inc. (b)	4,463	186,241
Tenneco, Inc. (a)	635	36,982
Tower International, Inc. (a)	1,078	29,181
Trinity Industries, Inc.	2,273	76,418
		19,082,190

Truck Transportation - 0.07%
PAM Transportation Services, Inc. (a)	3,000	157,410

Utilities - 0.02%
ITC Holdings Corp.	1,161	44,966

Water Transportation - 0.21%
Royal Caribbean Cruises Ltd. (c)	6,495	496,348
TOTAL COMMON STOCKS (Cost $159,453,637)		233,775,538

REAL ESTATE INVESTMENT TRUSTS - 0.01%
Real Estate - 0.01%
QTS Realty Trust, Inc.	672	24,064
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $22,055)		24,064

EXCHANGE-TRADED FUNDS - 0.49%
iShares Russell 1000 Growth Index Fund (b)	9,595	963,530
Vanguard Small-Cap ETF	1,607	194,094
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,071,557)		1,157,624

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.11%
Money Market Fund - 20.11%
Mount Vernon Securities Lending Prime Portfolio	47,301,802	47,301,802
TOTAL INVESTMENT PURCHASED WITH PROCCEDS FROM SECURITIES LENDING (Cost $47,301,802)		47,301,802

SHORT-TERM INVESTMENTS - 0.20%
Money Market Fund - 0.20%
Wells Fargo Advantage Government Money Market Fund	461,047	461,047
TOTAL SHORT-TERM INVESTMENTS (Cost $461,047)		461,047

Total Investments (Cost $208,310,098) - 120.21%		282,720,075
Liabilities in Excess of Other Assets - (20.21)%		(47,532,464)
TOTAL NET ASSETS - 100.00%		$235,187,611

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of security is out on loan.
(c)	Foreign issued security

Abbreviations:
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 101.87%
Australia - 11.02%
AGL Energy Ltd.	995	$11,731
Alumina Ltd.	11,746	16,843
APA Group	87,045	625,234
Bank of Queensland Ltd.	115,843	1,261,016
Caltex Australia Ltd.	41,815	1,201,305
CSL Ltd.	9,077	653,601
Harvey Norman Holdings Ltd.	167,958	579,736
Incitec Pivot Ltd.	6,791	21,579
Insurance Australia Group Ltd.	169,875	808,842
Macquarie Group Ltd.	3,257	185,115
Qantas Airways Ltd. (a)	1,048,037	2,361,295
QBE Insurance Group Ltd.	2,749	27,842
Ramsay Health Care Ltd.	44,113	2,303,368
REA Group Ltd.	11,065	422,946
Sonic Healthcare Ltd.	6,174	93,739
Suncorp Group Ltd.	55,916	610,461
Sydney Airport	198,098	798,122
TPG Telecom Ltd.	383,819	2,285,697
Wesfarmers Ltd.	609	20,833
Woolworths Ltd.	390	9,334
		14,298,639
Belgium - 1.84%
Anheuser-Busch InBev NV	10,242	1,299,294
KBC Groep NV	16,598	1,004,627
UCB SA	1,154	88,158
		2,392,079
Bermuda - 1.80%
Cheung Kong Infrastructure Holdings Ltd.	233,540	1,992,096
First Pacific Co. Ltd.	339,143	345,011
		2,337,107
Denmark - 5.82%
AP Moller - Maersk A/S	344	790,798
Coloplast A/S	10,733	856,680
Danske Bank A/S	59,961	1,586,790
Novo Nordisk A/S	28,844	1,380,317
Pandora A/S	31,955	2,914,046
Tryg A/S	179	22,267
		7,550,898
Finland - 2.57%
Neste Oil OYJ	20,918	545,660
Nokia OYJ	344,990	2,772,387
Stora Enso OYJ	2,458	23,599
		3,341,646
France - 9.37%
Aeroports de Paris	2,994	364,560
Arkema SA	5,997	448,170
AtoS	2,165	153,876
Bureau Veritas SA	562	13,232
Credit Agricole SA	156,912	2,201,459

Danone SA	2,781	193,622
Dassault Systemes	2,934	205,014
Essilor International SA	1,617	188,696
Iliad SA	419	108,803
Imerys SA	886	66,390
Legrand SA	1,384	76,383
L'Oreal SA	1,861	337,288
Natixis SA	68,728	496,631
Numericable-SFR SAS (a)	39,569	2,453,081
Pernod-Ricard SA	2,332	275,931
Remy Cointreau SA	227	16,651
Safran SA	10,641	748,078
Schneider Electric SE	2,937	235,985
Societe BIC SA	2,222	332,139
Societe Television Francaise 1	15,176	261,295
Valeo SA	4,922	739,247
Wendel SA	620	75,371
Zodiac Aerospace	60,060	2,158,484
		12,150,386
Germany - 10.96%
Bayer AG	6,397	946,174
Bayerische Motoren Werke AG - Ordinary Shares	6,187	781,995
Bayerische Motoren Werke AG - Preference Shares	3,666	354,568
Continental AG	4,446	1,061,049
Daimler AG	3,392	328,557
Fresenius Medical Care AG & Co. KGaA	161	13,178
Fresenius SE & Co. KGaA	208	11,919
GEA Group AG	1,632	80,651
Henkel AG & Co. KGaA - Ordinary Shares	5,764	606,058
Hugo Boss AG	98	12,613
Kabel Deutschland Holding AG	7,275	1,010,390
Merck KGaA	192	19,810
Muenchener Rueckversicherungs AG	5,269	1,093,637
Porsche Automobil Holding SE	36,877	3,415,912
ProSiebenSat.1 Media AG	3,845	188,674
Symrise AG	32,820	2,088,481
United Internet AG	13,422	601,884
Volkswagen AG - Ordinary Shares	6,480	1,606,001
		14,221,551
Guernsey - 0.08%
Friends Life Group Ltd.	15,902	100,766

Hong Kong - 0.19%
Cathay Pacific Airwave Ltd.	72,334	162,320
Galaxy Entertainment Group Ltd.	17,241	87,404
		249,724
Ireland - 0.98%
Bank of Ireland (a)	3,340,950	1,268,561
Bank of Ireland (a)	39,445	14,971
		1,283,532
Israel - 0.48%
Bank Leumi Le-Isreal BM (a)	4,909	16,979
Mizrahi Tefahot Bank Ltd. (a)	56,633	585,513
Teva Pharmaceutical Industries Ltd.	264	14,987
		617,479

Italy - 1.65%
Exor SpA	19,596	871,921
Luxottica Group SpA	1,899	117,160
Saipem SpA	1,318	13,540
Unione di Banche Italiane SCpA	144,428	1,131,981
		2,134,602
Japan - 14.34%
Asahi Kasei Corp.	34,471	356,319
Astellas Pharma, Inc.	1,129	17,960
Bridgestone Corp.	393	15,076
Brother Industries Ltd.	725	12,222
Calbee, Inc.	27,656	1,046,214
Casio Computer Co. Ltd.	935	16,398
Fuji Heavy Industries Ltd.	74,744	2,548,142
Hakuhodo DY Holdings, Inc.	7,400	81,915
IHI Corporation	21,612	100,788
ITOCHU Corp.	110,730	1,240,122
Japan Airlines Co. Ltd.	81,370	2,505,944
KDDI Corp.	3,400	235,965
Keisei Electric Railway Co. Ltd.	4,208	57,081
Koito Manufacturing Co. Ltd.	1,931	61,945
Mabuchi Motor Co. Ltd.	2,278	115,537
MEIJI Holdings Co. Ltd.	2,538	302,757
Minebea Co. Ltd.	1,554	23,468
Murata Manufacturing Co. Ltd.	156	19,258
Nagoya Railroad Co. Ltd.	3,535	14,967
NGK Spark Plug Co. Ltd.	1,795	51,015
NH Foods Ltd.	829	18,931
Nippon Paint Holdings Co. Ltd.	148,249	5,149,675
Nissin Foods Holdings Co. Ltd.	1,237	61,398
Nitori Holdings Co. Ltd.	16,679	1,104,913
Omron Corp.	321	14,197
Otsuka Holdings Co. Ltd.	413	12,382
Panasonic Corp.	1,138	14,234
Seiko Epson Corp.	6,021	221,603
Sekisui House Ltd.	1,049	14,126
Seven Bank Ltd.	15,899	77,100
Shimizu Corp.	359,211	2,560,898
Sumitomo Rubber Industries Ltd.	955	16,531
Suruga Bank Ltd.	9,199	193,533
Toyota Industries Corp.	5,203	294,233
Toyota Motor Corp.	232	15,682
Yamaha Corp.	919	15,583
		18,608,112
Jersey - 0.43%
Shire PLC	2,418	195,063
Wolseley PLC	5,831	356,622
		551,685
Luxembourg - 0.59%
Altice Sa (a)	7,549	752,687
Tenaris SA	636	9,075
		761,762
Netherlands - 6.10%
Airbus Group NV	29,884	1,843,314
Akzo Nobel NV	446	33,058
Fiat Chrysler Automobiles NV (a)	115,853	1,788,467
Heineken Holding NV	16,716	1,160,759
Heineken NV	14,853	1,158,182
ING Groep NV (a)	92,356	1,369,927

Koninklijke Ahold NV	3,389	63,511
Koninklijke Boskalis Westminster NV	1,361	63,134
Koninklijke Vopak NV	2,513	131,946
STMicroelectronics NV	12,576	111,978
Unilever NV	4,421	192,130
		7,916,406
Norway - 1.94%
Norsk Hydro ASA	439,595	2,510,777

Portugal - 0.00%
Banco Espirito Santo SA (a)	36,955	414

Singapore - 1.55%
ComfortDelGro Corp. Ltd.	916,785	1,976,834
Fraser & Neave Ltd.	14,289	30,156
		2,006,990
Spain - 1.97%
Abertis Infraestructuras SA	574	11,189
Ferrovial SA	701	14,831
Red Electrica Corp. SA	29,805	2,535,223
		2,561,243
Sweden - 4.37%
Assa Abloy AB	694	41,648
Boliden AB	25,000	506,177
Holmen AB	22,133	769,225
Industrivarden AB	22,655	435,481
Investor AB	75,615	3,003,471
Swedbank AB	34,876	907,797
		5,663,799
Switzerland - 11.97%
Actelion Ltd. (a)	3,410	408,235
Aryzta AG (a)	34,195	2,735,150
Chocoladefabriken Lindt & Spruengli AG - Participation Certificate	50	274,936
Chocoladefabriken Lindt & Spruengli AG - Registered Shares	1	65,139
Cie Financiere Richemont SA	138	12,159
Coca-Cola HBC AG (a)	1,286	23,033
Credit Suisse Group AG	70,336	1,715,625
EMS-Chemie Holding AG	2,820	1,238,957
Lonza Group AG	29,429	3,629,568
Nestle SA	1,583	123,717
Novartis AG	4,456	455,733
Roche Holdings AG	4,233	1,153,448
Sonova Holding AG	111	15,379
Swatch Group AG	281	24,726
Swiss Re AG	39,652	3,644,880
		15,520,685
United Kingdom - 10.15%
3i Group PLC	227,186	1,725,938
Aberdeen Asset Management PLC	280,126	2,021,636
ARM Holdings PLC	7,277	129,500
Associated British Foods PLC	24,619	1,183,562
Babcock International Group PLC	30,121	468,620
BHP Billiton PLC	1,508	37,636
British American Tobacco PLC	5,377	313,491
BT Group PLC	134,877	945,667
Bunzl PLC	26,253	766,974
Carnival PLC	33,297	1,498,909

Croda International PLC	1,363	57,371
Dixons Carphone Plc	46,399	314,706
Fresnillo PLC	14,431	182,415
GKN PLC	4,706	26,456
GlaxoSmithKline PLC	5,669	134,420
Hargreaves Lansdown PLC	8,814	153,258
Imperial Tobacco Group PLC	5,938	292,224
Intertek Group PLC	1,145	44,643
ITV PLC	41,951	145,750
Kingfisher PLC	2,816	15,878
Lloyds Banking Group PLC	236,383	287,946
London Stock Exchange Group PLC	6,424	245,374
Meggitt PLC	7,499	62,958
Melrose Industries PLc	22,845	105,551
Next PLC	11,157	1,289,680
Rexam PLC	5,929	50,858
Rio Tinto PLC	1,017	50,051
Rolls-Royce Holdings PLC - Ordinary Shares (a)	17,145	250,477
Schroders PLC	4,964	234,895
Tate & Lyle PLC	5,289	48,411
Tesco PLC	9,663	36,579
Weir Group PLC	1,736	45,518
		13,167,352
United States - 1.70%
AAC Technologies Holdings, Inc.	332,376	2,200,414
TOTAL COMMON STOCKS (Cost $106,649,983)		132,148,048

EXCHANGE-TRADED FUNDS - 0.49%
iShares MSCI EAFE	9,750	634,432
TOTAL EXCHANGE-TRADED FUNDS (Cost $615,277)		634,432

SHORT-TERM INVESTMENTS - 0.53%
Money Market Fund - 0.53%
Wells Fargo Advantage Government Money Market Fund	688,396	688,396
TOTAL SHORT-TERM INVESTMENTS (Cost $688,396)		688,396

Total Investments (Cost $107,953,656) - 102.89%		133,470,876
Liabilities in Excess of Other Assets - (2.89)%		(3,755,150)
TOTAL NET ASSETS - 100.00%		$129,715,726

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SAS	Societá in Accomandita Semplice is a French term for limited partnership.
SCpA	Società Consortile per Azioni is the Italian term for a joint-stock company.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 13.62%
Austria - 0.54%
BUWOG AG	2,475	$54,731
CA Immobilien Anlagen AG	16,461	335,801
IMMOFINANZ AG (a)	26,224	79,791
		470,323
Bermuda - 0.64%
Hongkong Land Holdings Ltd.	60,302	455,280
Brookfield Property Partners LP (a)	4,170	103,408
		558,688
Brazil - 0.23%
BR Malls Participacoes SA	34,296	204,296

Canada - 1.69%
Brookfield Asset Management, Inc. (a)	27,179	1,475,158

Finland - 0.08%
Sponda OYJ	13,308	66,687

Germany - 0.02%
DO Deutsche Office AG (a)	4,227	18,724

Hong Kong - 2.89%
Henderson Land Development Co. Ltd.	92,806	634,294
Hysan Development Co. Ltd.	19,890	95,522
Swire Properties Ltd.	25,983	86,227
Wheelock & Co. Ltd.	315,838	1,695,624
		2,511,667
Israel - 0.08%
Azrieli Group	1,740	65,339

Japan - 1.42%
Hulic Co. Ltd.	4,366	47,798
Mitsui Fudosan Co. Ltd.	43,087	1,184,014
		1,231,812
Jersey - 0.06%
Atrium Eurpopean Real Estate Ltd.	10,533	51,945

Luxembourg - 0.12%
GAGFAH SA (a)	4,584	106,121

New Zealand - 0.16%
Argosy Property Ltd.	110,786	95,111
Kiwi Property Group Ltd. (a)	46,931	46,681
		141,792
Philippines - 0.61%
Ayala Land, Inc.	512,044	420,870
SM Prime Holdings, Inc.	235,784	105,502
		526,372
Singapore - 1.17%
CapitaLand Ltd.	57,661	151,808
United Industrial Corp. Ltd.	194,476	502,077

UOL Group Ltd.	23,221	133,595
Wing Tai Holdings Ltd.	176,050	230,191
		1,017,671
Sweden - 1.56%
Fabege AB	4,303	65,336
Fastighets AB Balder (a)	5,697	100,951
Hemfosa Fastigheter AB	15,246	386,709
Kungsleden AB	97,605	802,253
		1,355,249
Switzerland - 0.74%
Allreal Holding AG	881	135,185
PSP Swiss Property AG	3,221	334,368
Swiss Prime Site AG	1,932	176,061
		645,614
Thailand - 0.10%
Central Pattana PCL	66,109	90,081

United Kingdom - 1.44%
Capital & Counties Properties PLC	78,394	488,730
Daejan Holdings PLC	8,222	760,979
		1,249,709
United States - 0.07%
Ashford, Inc. (a)(b)	428	59,068

TOTAL COMMON STOCKS (Cost $10,905,998)		11,846,316

CLOSED-END FUNDS - 0.48%
Guernsey - 0.48%
F&C Commercial Property Trust Ltd.	48,091	106,691
Picton Property Income Ltd.	116,211	128,280
Schroder Real Estate Investment Trust Ltd.	33,987	32,007
UK Commercial Property Trust Ltd.	106,493	146,571
TOTAL CLOSED-END FUNDS (Cost $394,329)		413,549

REAL ESTATE INVESTMENT TRUSTS - 85.04%
Australia - 5.74%
Abacus Property Group	47,854	114,497
Astro Japan Property Group	88,984	352,529
BWP Trust	146,820	340,878
Charter Hall Retail Real Estate Investment Trust	29,018	103,286
Dexus Property Group	84,485	520,250
Federation Centres	172,430	400,857
Goodman Group	81,156	395,101
GPT Group	57,846	212,272
Investa Office Fund	53,884	168,992
Novion Property Group	251,179	483,386
Scentre Group	382,734	1,152,997
Westfield Corp.	97,596	747,415
		4,992,460
Belgium - 0.38%
Befimmo SA	1,257	90,822
Cofinimmo SA	967	119,484
Warehouses De Pauw SCA	1,460	120,248
		330,554
Canada - 2.22%
Artis Real Estate Investment Trust (a)	4,019	49,382
Boardwalk Real Estate Investment Trust (a)	916	43,415

Calloway Real Estate Investment Trust (a)	23,425	570,025
Canadian Apartment Properties Real Estate Investment Trust (a)	11,710	265,187
Dream Office Real Estate Investment Trust (a)	2,149	47,119
Granite Real Estate Investment Trust (a)	500	18,127
H&R Real Estate Investment Trust (a)	2,795	54,062
InnVest Real Estate Investment Trust (a)	16,438	77,844
Morguard Real Estate Investment Trust (a)	40,675	577,539
RioCan Real Estate Investment Trust	9,656	226,087
		1,928,787
France - 3.35%
Affine SA	25,318	535,191
Fonciere Des Regions	5,616	580,003
Gecina SA	4,401	577,712
Klepierre	1,026	50,103
Societe de la Tour Eiffel (a)	1,672	89,311
Unibail-Rodamco SE	3,760	1,081,717
		2,914,037
Greece - 0.12%
Grivalia Properties Real Estate Investment Company	10,671	104,770

Hong Kong - 1.61%
Champion Real Estate Investment Trust	656,026	324,807
The Link Real Estate Investment Trust	103,337	660,245
Prosperity Real Estate Investment Trust	1,066,641	415,426
		1,400,478
Italy - 0.11%
Beni Stabili SpA	121,003	98,999

Japan - 6.74%
Activia Properties, Inc.	22	195,497
Advance Residence Investment Corp.	30	75,230
Daiwa Office Investment Corp.	122	696,948
Frontier Real Estate Investment Corp.	11	51,848
Fukuoka Real Estate Investment Trust Corp.	43	81,735
GLP J-REIT	40	43,898
Hankyu Real Estate Investment Trust, Inc.	85	109,682
Japan Excellent, Inc.	54	70,828
Japan Hotel REIT Investment Corp.	2,836	1,886,677
Japan Logistics Fund, Inc.	32	65,235
Japan Prime Realty Investment Corp.	12	43,208
Japan Retail Fund Investment Corp.	54	116,051
Kenedix Office Investment Corp.	199	1,137,434
Mori Hills REIT Investment Corp.	127	180,411
Mori Trust Sogo Reit, Inc.	39	84,302
Nomura Real Estate Master Fund, Inc.	104	127,850
Nomura Real Estate Office Fund, Inc.	38	189,391
Orix JREIT, Inc.	87	124,635
Premier Investment Corp.	90	500,957
United Urban Investment Corp.	48	78,195
		5,860,012
Netherlands - 0.88%
Corio NV	5,466	303,228
Eurocommercial Properties NV	1,318	61,239
Vastned Retail NV	6,571	342,290
Wereldhave NV	831	57,092
		763,849

New Zealand - 0.08%
Goodman Property Trust	79,087	71,520

Singapore - 2.67%
Cambridge Industrial Trust	246,448	123,871
CapitaCommercial Trust	43,385	56,134
Fortune Real Estate Investment Trust	1,357,523	1,539,469
Mapletree Commercial Trust	108,937	124,685
Mapletree Logistics Trust	56,490	50,983
Starhill Global Real Estate Investment Trust	591,918	365,304
Suntec Real Estate Investment Trust	44,263	63,374
		2,323,820
South Africa - 0.81%
Capital Property Fund	126,744	152,672
Fountainhead Property Trust	231,710	185,900
SA Corporate Real Estate Fund Nominees Property Ltd.	669,460	292,654
Sycom Property Fund	21,016	76,559
		707,785
Spain - 0.11%
Merlin Properties Socimi SA (a)	7,310	98,163

United Kingdom - 4.00%
Big Yellow Group PLC	55,704	542,767
British Land Co. PLC	27,346	349,130
Derwent London PLC	1,215	62,752
Great Portland Estates PLC	11,080	136,881
Hammerson PLC	34,295	357,276
Intu Properties PLC	67,630	368,479
Land Securities Group PLC	13,317	257,715
Segro PLC	37,748	250,533
Shaftesbury PLC	9,829	123,158
Workspace Group PLC	77,662	1,030,217
		3,478,908
United States - 56.22%
Acadia Realty Trust	9,657	329,883
Agree Realty Corp.	11,588	380,434
Alexander's, Inc. (b)	2,972	1,308,899
Alexandria Real Estate Equities Inc.	652	62,533
American Assets Trust, Inc.	1,658	68,011
American Homes 4 Rent	2,874	47,967
American Tower Corp.	1,259	124,817
Apartment Investment & Management Co.	26,249	989,062
Ashford Hospitality Trust, Inc.	8,119	86,467
Associated Estates Realty Corp.	15,194	363,896
AvalonBay Communities, Inc.	13,720	2,309,625
BioMed Realty Trust, Inc.	83,396	1,854,727
Boston Properties, Inc.	432	59,361
Brandywine Realty Trust	4,915	77,903
Camden Property Trust	6,208	451,880
CBL & Associates Properties, Inc.	11,940	239,039
Chatham Lodging Trust	2,804	81,372
Chesapeake Lodging Trust	43,994	1,564,427
CoreSite Realty Corp. (b)	47,722	2,263,932
Cousins Properties, Inc. (b)	57,676	618,864
CubeSmart	5,053	117,230
DCT Industrial Trust, Inc.	2,528	91,210
DDR Corp. (b)	4,985	94,416
DiamondRock Hospitality Co.	23,027	333,431

Digital Realty Trust, Inc. (b)	4,384	291,010
Duke Realty Corp.	4,953	105,796
DuPont Fabros Technology, Inc. (b)	27,509	861,307
EastGroup Properties, Inc.	1,564	98,532
Education Realty Trust, Inc.	1,768	61,986
Empire State Realty Trust, Inc. (b)	11,499	203,532
EPR Properties	2,418	147,522
Equity Commonwealth (a)	1,604	42,426
Equity One, Inc.	2,757	73,832
Equity Residential	21,492	1,655,529
Essex Property Trust, Inc. (b)	1,564	347,881
Extra Space Storage, Inc.	3,814	250,885
Federal Realty Investment Trust (b)	1,579	224,265
FelCor Lodging Trust, Inc.	9,851	106,095
First Industrial Realty Trust, Inc.	2,739	58,286
General Growth Properties, Inc.	2,102	60,979
Geo Group, Inc.	5,102	220,151
Getty Realty Corp.	13,809	249,114
Government Properties Income Trust (b)	6,833	159,824
Gramercy Property Trust, Inc.	66,631	469,749
HCP, Inc.	1,380	58,457
Health Care REIT, Inc.	2,962	228,400
Healthcare Realty Trust, Inc.	2,324	66,327
Healthcare Trust of America, Inc.	17,027	472,499
Highwoods Properties, Inc.	1,487	67,822
Home Properties, Inc.	1,000	66,770
Host Hotels & Resorts, Inc.	3,369	70,749
Hudson Pacific Properties, Inc. (b)	1,438	45,959
Inland Real Estate Corp.	7,110	76,077
Kilroy Realty Corp.	1,447	107,035
Kimco Realty Corp.	28,267	742,857
LaSalle Hotel Properties	6,189	240,876
Liberty Property Trust	2,635	98,075
LTC Properties, Inc.	17,489	780,534
Macerich Co.	773	64,661
Mack-Cali Realty Corp. (b)	9,404	176,889
National Health Investors, Inc.	18,158	1,292,486
National Retail Properties, Inc. (b)	2,093	84,222
Omega Healthcare Investors, Inc. (b)	10,638	426,158
Parkway Properties, Inc.	15,669	275,931
Pebblebrook Hotel Trust (b)	7,719	374,989
Pennsylvania Real Estate Investment Trust (b)	79,283	1,806,067
Physicians Realty Trust	78,161	1,285,748
Piedmont Office Realty Trust, Inc. (b)	13,433	246,227
Post Properties, Inc.	30,404	1,729,075
Prologis, Inc.	12,521	534,772
Public Storage (b)	1,021	201,362
QTS Realty Trust, Inc.	49,953	1,788,817
Ramco-Gershenson Properties Trust	3,515	65,801
Realty Income Corp.	391	19,573
Regency Centers Corp.	938	61,561
Retail Opportunity Investments Corp.	3,215	53,851
Retail Properties of America, Inc.	36,861	583,510
RLJ Lodging Trust	11,443	364,002
Ryman Hospitality Properties, Inc.	10,414	625,881
Sabra Health Care Real Estate Investment Trust, Inc.	34,474	1,126,955
Select Income Real Estate Investment Trust	11,298	278,948

Simon Property Group, Inc. (b)	13,439	2,558,248
SL Green Realty Corp. (b)	1,611	204,484
Sovran Self Storage, Inc.	17,269	1,589,093
STAG Industrial, Inc.	40,218	1,003,439
Starwood Waypoint Residential Trust	13,372	336,707
Strategic Hotels & Resorts, Inc. (a)	17,416	228,498
Sunstone Hotel Investors, Inc.	3,079	53,729
Tanger Factory Outlet Centers, Inc.	2,662	94,368
Taubman Centers, Inc.	31,832	2,302,727
UDR, Inc.	14,766	471,626
Universal Health Realty Income Trust	1,653	84,022
Urban Edge Properties (a)	8,432	201,862
Ventas, Inc.	5,896	439,075
Vornado Realty Trust	17,041	1,875,192
Washington Real Estate Investment Trust (b)	3,612	102,364
Weingarten Realty Investors (b)	1,731	62,697
WP Carey, Inc.	597	40,942
WP GLIMCHER, Inc.	61,063	1,058,222
		48,905,305
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $65,357,391)		73,979,447

EXCHANGE-TRADED FUNDS - 0.50%
SPDR Dow Jones International Real Estate	4,193	186,044
Vanguard Real Estate Investment Trust (b)	2,979	248,359
TOTAL EXCHANGE-TRADED FUNDS (Cost $427,411)		434,403

INVESTMENT PURCHASED WITH PROCCEDS FROM SECURITIES LENDING - 6.44%
Money Market Fund - 6.44%
Mount Vernon Securities Lending Prime Portfolio	5,603,932	5,603,932
TOTAL INVESTMENT PURCHASED WITH PROCCEDS FROM SECURITIES LENDING (Cost $5,603,932)		5,603,932

SHORT-TERM INVESTMENTS - 0.28%
Money Market Fund - 0.28%
Wells Fargo Advantage Government Money Market Fund	240,531	240,531
TOTAL SHORT-TERM INVESTMENTS (Cost $240,531)		240,531

Total Investments (Cost $82,929,592) - 106.36%		92,518,178
Other Assets in Excess of Liabilities - (6.36%)		(5,530,236)
TOTAL NET ASSETS - 100.00%		$86,987,942

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of security is out on loan.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SCA	Société en commandiete par actions is a Dutch term for a limited partnership with share capital.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

Footnotes to the Schedules of Investments
February 28, 2015 (Unaudited)

1.	Federal Tax Information

The cost basis of investments for federal income tax purposes at February 28, 2015 for the Gerstein Fisher Multi-Factor® Growth Equity Fund, Gerstein Fisher Multi-Factor® International Growth Equity Fund, & Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund ( the "Funds"), were as follows*:

	Gerstein Fisher Multi-Factor® Growth Equity Fund	Gerstein Fisher Multi-Factor® International Growth Equity Fund	Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Cost of Investments	$208,310,098	$107,953,656	$82,929,592
Gross unrealized appreciation	$77,008,300	$27,912,382	$10,951,703
Gross unrealized depreciation	(2,598,323)	(2,395,163)	(1,363,116)
Net unrealized appreciation (depreciation)	$74,409,977	$25,517,220	$9,588,586

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information for the Funds, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

3.	Valuation of Securities

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.
When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the security is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.
For the Gerstein Fisher Multi-Factor® International Growth Equity Fund and Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund, in the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund's net asset value ("NAV") is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.
If such events occur, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities would generally be categorized as Level 2 in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 820 hierarchy. The Adviser anticipates that the Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the
Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the
Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff
Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying
Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method.

4.	Other
Investment transactions are recorded on the trade date. The Fund determine the gain or loss from investment transactions using the best tax relief order.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at February 28, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Funds' investments carried at fair value:

Gerstein Fisher Multi-Factor® Growth Equity Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$233,775,538	$-	$-	$233,775,538
Real Estate Investment Trusts	24,064	-	-	24,064
Exchange-Traded Funds	1,157,624	-	-	1,157,624
Total Equity	234,957,226	-	-	234,957,226

Short-Term Investments	461,047	-	-	461,047
Investments Purchased with Proceeds from Securities Lending	47,301,802	-	-	47,301,802

Total Investment in Securities	$282,720,075	$-	$-	$282,720,075

There were no transfers between Level 1 and Level 2 for the Fund as of February 28, 2015.

* For further information regarding security characteristics, please see the Schedules of Investments.

The Fund held no Level 3 securities during the period ended February 28, 2015. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended February 28, 2015, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Equity	Level 1(1)	Level 2(1)	Level 3	Total
Common Stock*	$3,659,583	$128,488,465	$-	$132,148,048
Exchange-Traded Funds	634,432	-	-	634,432
Total Equity	4,294,015	128,488,465	-	132,782,480

Short-Term Investments	688,396	-	-	688,396

Total Investment in Securities	$4,982,411	$128,488,465	$-	$133,470,876

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers into Level 1	$345,011
Transfers out of Level 1	(30,073)
Net transfers in and/or out of Level 1	$314,938

Transfers into Level 2	$30,073
Transfers out of Level 2	(345,011)
Net transfers in and/or out of Level 2	$(314,938)

(1) Transfers in and out of Level 1 and Level 2 resulted from foreign securities which were priced using a systematic fair valuation model.

The Fund held no Level 3 securities during the period ended February 28, 2015. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended February 28, 2015, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Equity	Level 1(1)	Level 2(1)	Level 3	Total
Common Stock*	$3,251,926	$8,594,390	$-	$11,846,316
Closed-End Funds	413,549	-	-	413,549
Real Estate Investment Trusts*	52,918,437	21,061,010	-	73,979,447
Exchange-Traded Funds	434,403	-	-	434,403
Total Equity	57,018,315	29,655,400	-	86,673,715

Short-Term Investments	240,531	-	-	240,531
Investments Purchased with Proceeds from Securities Lending	5,603,932	-	-	5,603,932

Total Investment in Securities	$62,862,778	$29,655,400	$-	$92,518,178

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers into Level 1	$1,276,917
Transfers out of Level 1	(800,302)
Net transfers in and/or out of Level 1	$476,616

Transfers into Level 2	$800,302
Transfers out of Level 2	(1,276,917)
Net transfers in and/or out of Level 2	$(476,616)

(1) Transfers in and out of Level 1 and Level 2 resulted from foreign securities which were priced using a systematic fair valuation model.

The Fund held no Level 3 securities during the period ended February 28, 2015. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended February 28, 2015, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                 John Buckel, President

Date    April 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
                                                    John Buckel, President

Date    April 17, 2015

By (Signature and Title)*  /s/ Jennifer Lima
                                                    Jennifer Lima, Treasurer

Date    April 17, 2015

* Print the name and title of each signing officer under his or her signature.